INVESTMENT SECURITIES, Securities in Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Unrealized losses and related fair values in available-for-sale investment security portfolio in continuous unrealized loss position [Abstract]
Less than 12 months, fair value		$ 13,494	$ 21,500
Less than 12 months, unrealized losses		(705)	(511)
Greater than 12 months, fair value		12,568	141
Greater than 12 months, unrealized losses		(322)	(3)
Total, fair value		26,062	21,641
Total, unrealized losses		(1,027)	(514)
Securities pledged to secure public funds		0
Proceeds from sales and calls of securities [Abstract]
Proceeds from sales of securities		0	802
Gross realized gains on securities sold			55
U.S. Government and Federal Agency [Member]
Unrealized losses and related fair values in available-for-sale investment security portfolio in continuous unrealized loss position [Abstract]
Less than 12 months, fair value		7,101	5,332
Less than 12 months, unrealized losses		(88)	(138)
Greater than 12 months, fair value		2,008	0
Greater than 12 months, unrealized losses		(71)	0
Total, fair value		9,109	5,332
Total, unrealized losses		(159)	(138)
Mortgage-backed Securities [Member]
Unrealized losses and related fair values in available-for-sale investment security portfolio in continuous unrealized loss position [Abstract]
Less than 12 months, fair value	[1]	5,472	14,965
Less than 12 months, unrealized losses	[1]	(38)	(282)
Greater than 12 months, fair value	[1]	10,560	140
Greater than 12 months, unrealized losses	[1]	(250)	(2)
Total, fair value	[1]	16,032	15,105
Total, unrealized losses	[1]	(288)	(284)
Municipal Securities [Member]
Unrealized losses and related fair values in available-for-sale investment security portfolio in continuous unrealized loss position [Abstract]
Less than 12 months, fair value		295
Less than 12 months, unrealized losses		(2)
Greater than 12 months, fair value		0
Greater than 12 months, unrealized losses		0
Total, fair value		295
Total, unrealized losses		(2)
Equity Securities [Member]
Unrealized losses and related fair values in available-for-sale investment security portfolio in continuous unrealized loss position [Abstract]
Less than 12 months, fair value		626	1,203
Less than 12 months, unrealized losses		(577)	(91)
Greater than 12 months, fair value		0	1
Greater than 12 months, unrealized losses		(1)	(1)
Total, fair value		626	1,204
Total, unrealized losses		$ (578)	$ (92)

[1]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.